Equity-accounted investees (Summary of Equity-accounted Investees) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	$ 3,218,456	$ 3,173,185
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	2,931,746	2,899,379
Joint Venture Inkai LLP [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	286,710	273,806
Global Laser Enrichment LLC [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investees	$ 0	$ 0